Industry Segments Data (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2
Percentage of long-lived assets not in US	82.00%
Revenues	$ 910,198,000	$ 811,648,000	$ 710,181,000
Wireless [Member]
Segment Reporting Information [Line Items]
Equipment subsidy	17,300,000	12,200,000	23,200,000
Revenues		197,218,000	124,745,000
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	6.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Wireless and Wireline [Member]
Segment Reporting Information [Line Items]
Revenues	$ 108,300,000
Concentration Risk, Percentage	12.00%